FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL ASSETS AND LIABILITIES
Schedule of financial assets and public service concessions

	12/31/2020	12/31/2019
		(*)
Non-current assets
Compensable Generation Concessions	2,096,717	2,077,912
Itaipu Financial Asset (a)	1,103,034	1,905,607
Total Financial Assets	3,199,751	3,983,519

Current Liabilities
Itaipu Financial Liabilities (a)	(647,214)	(703,114)
Total Financial Liabilities	(647,214)	(703,114)

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

a)	Itaipu Financial Assets (Liabilities)

Schedule assets and liabilities

	12/31/2020	12/31/2019
Current Assets / Liabilities
Accounts Receivable	3,921,488	3,074,190
Right of Reimbursement	2,608,840	2,248,043
Energy Suppliers - Itaipu	(3,314,717)	(3,028,920)
Reimbursement obligations	(3,862,825)	(2,996,427)
	(647,214)	(703,114)
Non-current assets / liabilities
Accounts Receivable	656,177	922,703
Right of Reimbursement	1,891,004	3,479,337
Reimbursement obligations	(1,444,147)	(2,496,433)
	1,103,034	1,905,607

Total	455,820	1,202,493

Summary of balances resulting from the Itaipu Binacional adjustment factor, included in the Financial Assets and Liabilities

	12/31/2020		12/31/2019
	(R$ thousands)	(USD thousand)	R$ (thousand)	(USD thousand)
Regulatory Asset - Current Asset	2,608,839	502,018	2,248,044	557,730
Regulatory Asset - Non-current Asset	1,891,004	363,885	3,479,337	863,209
Total assets	4,499,843	865,903	5,727,381	1,420,939

Reimbursement obligation - Union - Current liabilities	(1,639,568)	(315,502)	(1,410,466)	(349,931)
Reimbursement obligation - Union - Non-current liabilities	(1,444,147)	(277,897)	(2,496,433)	(619,355)
Total liabilities	(3,083,715)	(593,399)	(3,906,899)	(969,286)

Net Financial Assets	1,416,128	272,504	1,820,482	451,654

Adopted Rate:	12/31/2020		12/31/2019
USD	5.20		4.03